DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE

NOTE 7 – DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE

Debentures

The Company has Original Issue Discount Senior Secured Convertible Debentures (the “Debentures”) in the aggregate amount of $35,000 and $165,000 outstanding as of September 30, 2021 and 2020, respectively. All assets of the Company are secured under the Debentures. The Debentures contain certain anti-dilutive protection provisions in the instance that the Company issues stock at a price below the conversion price of the Debentures, as adjusted from time to time, as well as other standard protections for the holder. There is no interest on these notes. In the first quarter of 2021, the two institutional holders of the debentures converted an aggregate of $102,500 into 517,086 shares of common stock, and the Company recognized a loss on the two debenture conversions of $356,454. As of September 30, 2021, the outstanding amount of $35,000 was in default.

Convertible Bridge Notes

In 2017 and 2018, the Company issued a total of $2,771,908 in a convertible promissory note (the “Bridge Notes”) offering, which included three of the Company’s directors converting $156,368 and one shareholder converting $11,784 of prior notes and cash advances, including interest thereon, into the offering. In 2019, an additional $30,000 Bridge Note was issued to one investor. In June 2018, one of the original Bridge Notes for $50,000 plus $7,664 accrued interest was converted by its holder into 24,538 shares of common stock. Maturity for the Bridge Notes was 36 months from issuance (24 months for the Bridge Notes issued in 2018 and 2019) with 15% annual interest which is capitalized each year into the principal of the Bridge Notes and paid in kind.

As of March 31, 2021, all Bridge Notes remaining at the end of 2020, inclusive of principal and accrued and capitalized interest, were settled with the holders of these notes converting their debt into a total of 6,627,692 shares of common stock of the Company with a fair value of $4,378,488 based on the stock price of the Company on the date of conversion. The Company recorded a loss on extinguishment of these Bridge Notes of $744,205 for the nine months ended September 30, 2021, which is included in loss on conversion of bridge notes and accrued interest, as other income expenses in the unaudited condensed statements of operations.

Pursuant to ASC 825-10-25-1, Fair Value Option, the Company made an irrevocable election at the time of issuance to report the Bridge Notes at fair value, with changes in fair value recorded through the Company’s condensed consolidated statements of operations as other income (expense) in each reporting period. The estimated fair value of the remaining outstanding Bridge Notes as of September 30, 2021 and December 31, 2020 was $0 and $0 (see Note 8 – Fair Value Measurement), respectively. During the three and nine month ended September 30, 2020, the change in fair value resulted in a loss of $1,348,237 and $1,666,422, respectively, which is presented as change in fair value of convertible bridge notes on the unaudited condensed statements of operations (see Note 8 - Fair Value Measurement).

Paycheck Protection Program

On April 14, 2020, the Company received $142,942 under the Paycheck Protection Program (PPP) overseen by the U.S. Small Business Administration. The loan has an annual interest rate of 1% with loan payments being deferred six months from the date of the loan with a maturity date of April 2022. On July 14, 2021, the Company’s PPP loan was forgiven, resulting in $142,492 gain on forgiveness of debt which is included as other income (expense) in the unaudited condensed statements of operations.

NOTE 7 – DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE

Debentures

The Company has Original Issue Discount Senior Secured Convertible Debentures (the “Debentures”) with two holders in the aggregate amount of $137,500 and $165,000 as of December 31, 2020 and 2019, respectively. On December 28, 2020, $27,500 of these Debentures was converted into common stock at a price of $0.22 per share resulting in the issuance of 125,000 shares of common stock and the recognition of a loss on conversion of $41,250 which is included in loss on convertible debt and other liabilities converted to common stock on the consolidated statements of operations. All assets of the Company are secured under the Debentures. The Debentures contain certain anti-dilutive protection provisions in the instance that the Company issues stock at a price below the conversion price of the Debentures, as adjusted from time to time, as well as other standard protections for the holder. As of December 31, 2020, the outstanding amount of $137,500 is in default. See Note 14 – Subsequent Events for the conversion in 2021 of a portion of the amount still owed into shares of common stock.

Convertible Bridge Notes

In 2017 and 2018, the Company issued a total of $2,771,908 in a convertible promissory note (the “Bridge Notes”) offering (collectively, the “Bridge Offering”), which included three of the Company’s directors converting $156,368 and one shareholder converting $11,784 of prior notes and cash advances, including interest thereon, into the Bridge Offering. In 2019, an additional $30,000 Bridge Note was issued to one investor. In June 2018, one of the original Bridge Notes for $50,000 plus $7,664 accrued interest was converted by its holder into 24,538 shares of common stock. Maturity for the Bridge Notes was 36 months from issuance (24 months for the Bridge Notes issued in 2018 and 2019) with 15% annual interest which is capitalized each year into the principal of the Bridge Notes and paid in kind.

As of December 31, 2020, approximately $1.4 million of principal and accrued capitalized interest under the Bridge Notes was in default; and $2.9 million in principal and accrued and capitalized interest under additional Bridge Notes was settled with the holders of these notes converting their debt into 13,312,175 shares of common stock of the Company with a fair value of $3,017,499 based on the stock price of the Company on the date of conversion. These Bridge Note conversions included $413,469 of aggregate principal and accrued interest from officers and directors of the Company. The Company recorded a loss on extinguishment of these Bridge Notes of $495,320 which is included in loss on convertible debt and other liabilities converted to common stock on the consolidated statements of operations.

Pursuant to ASC 825-10-25-1, Fair Value Option, the Company made an irrevocable election at the time of issuance to report the Bridge Notes at fair value, with changes in fair value recorded through the Company’s condensed consolidated statements of operations as other income (expense) in each reporting period. The estimated fair value of the remaining outstanding Bridge Notes as of December 31, 2020 and 2019 was $3,598,000 and $2,981,000 (see Note 8 – Fair Value Measurement), and the principal amount due was $836,878 and $2,801,908, respectively. During the year ended December 31, 2020 and 2019, the change in fair value resulted in a (loss) gain of $(3,170,236) and $1,057,877, respectively, which is presented as change in fair value of convertible bridge notes on the consolidated statements of operations (see Note 8 - Fair Value Measurement).

Paycheck Protection Program

On April 14, 2020, the Company received $142,942 under the Paycheck Protection Program (PPP) overseen by the U.S. Small Business Administration. The loan has an annual interest rate of 1% with loan payments being deferred six months from the date of the loan with a maturity date of April 14, 2022. The Company used these funds for payroll costs only and will apply for forgiveness of the loan under the program once the U.S. Small Business Administration starts accepting the forgiveness applications. As of December 31, 2020, the amount due on the loan of $142,929. Under the terms of the PPP, principal payments are due as follows: $34,163 in 2021 and $108,779 in 2022. PPP.

Notes Payable

Between June and November 2020, the Company received a total of $171,000 under a promissory note with an unrelated third party with multiple tranches with interest payable at 8% annually. All outstanding principal and interest accrued and unpaid on the note was due and payable twelve (12) months after the respective tranche date. As of December 31, 2020, the full balance of $171,000 plus $5,611 in interest was converted into 93,686 of shares of common stock and 156 shares of the Company’s Series B Preferred stock. The Company recorded a loss of $27,169 on these notes payable converted to equity.

See Note 6 – Related Party Transactions for additional notes payable with related parties.